1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ARI ABRAMOVITZ ari.abramovitz@dechert.com +1 202 261 3363 Direct +1 202 261 3106 Fax

January 3, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 915 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Core Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Enhanced Core Equity Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Value Fund, Goldman Sachs U.S. Equity ESG Fund, and Goldman Sachs Technology Opportunities Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 26, 2024.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3363.

Sincerely,

/s/ Ari Abramovitz
Ari Abramovitz